Securities (Securities With Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	$ 1,254	$ 7,974
Less than Twelve Months, Unrealized Loss	2	97
Twelve Months or More, Fair Value	1,906
Twelve Months or More, Unrealized Loss	13
Total, Fair Value	3,160	7,974
Total, Unrealized Loss	15	97
Corporate Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	239	4,365
Less than Twelve Months, Unrealized Loss	1	64
Twelve Months or More, Fair Value	1,002
Twelve Months or More, Unrealized Loss	7
Total, Fair Value	1,241	4,365
Total, Unrealized Loss	8	64
State and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value	1,015	1,936
Less than Twelve Months, Unrealized Loss	1	20
Twelve Months or More, Fair Value	904
Twelve Months or More, Unrealized Loss	6
Total, Fair Value	1,919	1,936
Total, Unrealized Loss	7	20
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than Twelve Months, Fair Value		1,673
Less than Twelve Months, Unrealized Loss		13
Twelve Months or More, Fair Value
Twelve Months or More, Unrealized Loss
Total, Fair Value		1,673
Total, Unrealized Loss		$ 13